Cover	Nov. 03, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	FRESHPET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36729
Entity Tax Identification Number	20-1884894
Entity Address, Postal Zip Code	07921
City Area Code	201
Local Phone Number	520-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FRPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001611647